Quarterly Report
December 31, 2020
MFS®  Mid Cap Value Fund
MDV-Q1

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 3.1%
KBR, Inc.	4,110,873	$127,149,302
L3Harris Technologies, Inc.	669,470	126,543,220
Leidos Holdings, Inc.	1,011,527	106,331,718
		$360,024,240
Airlines – 0.7%
Alaska Air Group, Inc.	938,957	$48,825,764
Delta Air Lines, Inc.	872,726	35,092,313
		$83,918,077
Apparel Manufacturers – 1.0%
PVH Corp.	634,536	$59,576,585
Skechers USA, Inc., “A” (a)	1,728,292	62,114,815
		$121,691,400
Automotive – 1.8%
Lear Corp.	610,589	$97,101,969
LKQ Corp. (a)	3,264,936	115,056,344
		$212,158,313
Brokerage & Asset Managers – 3.0%
Apollo Global Management, Inc.	2,003,285	$98,120,899
Cboe Global Markets, Inc.	611,312	56,925,373
NASDAQ, Inc.	716,656	95,128,918
Raymond James Financial, Inc.	1,018,819	97,470,414
		$347,645,604
Business Services – 1.7%
Amdocs Ltd.	1,561,196	$110,735,632
Global Payments, Inc.	400,423	86,259,123
		$196,994,755
Cable TV – 0.8%
Liberty Broadband Corp. (a)	587,561	$93,052,036
Chemicals – 2.8%
Celanese Corp.	724,849	$94,186,879
Eastman Chemical Co.	1,467,921	147,203,118
FMC Corp.	494,361	56,816,910
PPG Industries, Inc.	216,121	31,168,970
		$329,375,877
Computer Software – 0.4%
McAfee Corp.	2,644,566	$44,137,807
Computer Software - Systems – 1.7%
Verint Systems, Inc. (a)	1,013,106	$68,060,461
Zebra Technologies Corp., “A” (a)	358,989	137,970,243
		$206,030,704
Construction – 5.4%
Armstrong World Industries, Inc.	538,743	$40,077,092
Fortune Brands Home & Security, Inc.	849,363	72,807,396
Masco Corp.	1,851,362	101,695,315
Mid-America Apartment Communities, Inc., REIT	769,400	97,475,286
Stanley Black & Decker, Inc.	792,735	141,550,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	2,466,410	$107,214,843
Vulcan Materials Co.	492,829	73,091,469
		$633,912,162
Consumer Products – 1.6%
Energizer Holdings, Inc.	1,749,618	$73,798,887
Newell Brands, Inc.	3,089,937	65,599,362
Reynolds Consumer Products, Inc.	1,770,342	53,181,074
		$192,579,323
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	654,076	$60,901,016
Containers – 3.0%
Berry Global Group, Inc. (a)	1,249,508	$70,209,855
Graphic Packaging Holding Co.	5,309,529	89,943,421
Owens Corning	1,314,912	99,617,733
WestRock Co.	2,021,610	88,000,683
		$347,771,692
Electrical Equipment – 2.1%
Johnson Controls International PLC	1,748,409	$81,458,375
Sensata Technologies Holding PLC (a)	1,666,492	87,890,788
TE Connectivity Ltd.	653,406	79,107,865
		$248,457,028
Electronics – 3.2%
Analog Devices, Inc.	643,363	$95,044,016
Corning, Inc.	1,901,619	68,458,284
Marvell Technology Group Ltd.	2,350,231	111,729,982
NXP Semiconductors N.V.	645,706	102,673,711
		$377,905,993
Energy - Independent – 2.8%
Cabot Oil & Gas Corp.	2,889,669	$47,043,811
Diamondback Energy, Inc.	977,974	47,333,942
Hess Corp.	1,186,807	62,651,541
Pioneer Natural Resources Co.	685,178	78,034,922
Valero Energy Corp.	897,508	50,772,028
WPX Energy, Inc. (a)	5,488,233	44,729,099
		$330,565,343
Engineering - Construction – 0.6%
Quanta Services, Inc.	1,068,371	$76,944,079
Entertainment – 0.2%
Six Flags Entertainment Corp.	726,296	$24,766,694
Food & Beverages – 3.5%
Archer Daniels Midland Co.	1,766,685	$89,058,591
Coca-Cola European Partners PLC	1,565,146	77,991,225
Ingredion, Inc.	724,378	56,986,817
J.M. Smucker Co.	631,434	72,993,771
Kellogg Co.	1,034,784	64,394,608
Sanderson Farms, Inc.	417,739	55,225,096
		$416,650,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.4%
Albertsons Cos., Inc., “A” (l)	4,753,710	$83,570,222
Kroger Co.	2,573,118	81,722,228
		$165,292,450
Gaming & Lodging – 0.5%
Wyndham Hotels & Resorts, Inc.	935,810	$55,624,546
General Merchandise – 0.5%
Dollar Tree, Inc. (a)	514,948	$55,634,982
Insurance – 8.1%
Arthur J. Gallagher & Co.	1,102,762	$136,422,687
Assurant, Inc.	773,629	105,383,742
Athene Holding Ltd. (a)	1,665,615	71,854,631
Cincinnati Financial Corp.	1,073,470	93,789,074
Equitable Holdings, Inc.	4,144,053	106,046,316
Everest Re Group Ltd.	383,588	89,794,115
Hanover Insurance Group, Inc.	497,886	58,212,831
Hartford Financial Services Group, Inc.	2,369,388	116,052,624
Reinsurance Group of America, Inc.	675,994	78,347,705
Willis Towers Watson PLC	489,273	103,080,036
		$958,983,761
Leisure & Toys – 1.9%
Brunswick Corp.	1,209,566	$92,217,312
Electronic Arts, Inc.	491,868	70,632,244
Mattel, Inc. (a)	3,434,384	59,930,001
		$222,779,557
Machinery & Tools – 3.7%
AGCO Corp.	562,448	$57,982,765
Eaton Corp. PLC	1,128,846	135,619,558
Ingersoll Rand, Inc. (a)	1,784,226	81,289,337
ITT, Inc.	1,036,597	79,838,701
Regal Beloit Corp.	684,350	84,045,024
		$438,775,385
Major Banks – 1.9%
Comerica, Inc.	1,153,603	$64,440,264
KeyCorp	5,176,959	84,953,897
State Street Corp.	963,539	70,126,368
		$219,520,529
Medical & Health Technology & Services – 4.8%
AmerisourceBergen Corp.	617,502	$60,366,995
Change Healthcare, Inc. (a)	3,573,212	66,640,404
Laboratory Corp. of America Holdings (a)	480,600	97,826,130
PRA Health Sciences, Inc. (a)	771,719	96,804,431
Premier, Inc., “A”	1,836,040	64,445,004
Quest Diagnostics, Inc.	689,927	82,218,601
Universal Health Services, Inc.	693,178	95,311,975
		$563,613,540
Medical Equipment – 3.0%
Boston Scientific Corp. (a)	1,913,674	$68,796,580
Dentsply Sirona, Inc.	1,354,433	70,918,112
PerkinElmer, Inc.	589,243	84,556,371

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Zimmer Biomet Holdings, Inc.	841,937	$129,734,072
		$354,005,135
Natural Gas - Distribution – 1.5%
Atmos Energy Corp.	487,473	$46,519,548
NiSource, Inc.	2,129,569	48,852,313
Sempra Energy	620,017	78,996,366
		$174,368,227
Natural Gas - Pipeline – 0.9%
Equitrans Midstream Corp.	1,944,954	$15,637,430
Plains GP Holdings LP	6,162,672	52,074,579
Targa Resources Corp.	1,414,351	37,310,579
		$105,022,588
Network & Telecom – 0.8%
Motorola Solutions, Inc.	556,520	$94,641,791
Oil Services – 0.4%
Halliburton Co.	2,204,766	$41,670,077
Other Banks & Diversified Financials – 7.7%
Discover Financial Services	1,117,557	$101,172,435
East West Bancorp, Inc.	797,608	40,446,702
Element Fleet Management Corp.	5,721,891	60,145,260
Northern Trust Corp.	954,880	88,937,523
Prosperity Bancshares, Inc.	775,618	53,796,864
Signature Bank	624,357	84,469,259
SLM Corp.	5,918,288	73,327,588
SVB Financial Group (a)	246,214	95,489,176
Truist Financial Corp.	2,195,156	105,213,827
Umpqua Holdings Corp.	3,742,611	56,663,131
Wintrust Financial Corp.	961,138	58,715,920
Zions Bancorp NA	1,940,686	84,303,400
		$902,681,085
Pharmaceuticals – 1.0%
Elanco Animal Health, Inc. (a)	1,731,082	$53,092,285
Viatris, Inc. (a)	3,270,308	61,285,572
		$114,377,857
Pollution Control – 0.6%
Republic Services, Inc.	726,874	$69,997,966
Railroad & Shipping – 0.7%
Kansas City Southern Co.	401,945	$82,049,033
Real Estate – 6.4%
Annaly Mortgage Management, Inc., REIT	3,497,868	$29,556,985
Boston Properties, Inc., REIT	403,874	38,178,209
Brixmor Property Group, Inc., REIT	3,826,053	63,321,177
Host Hotels & Resorts, Inc., REIT	4,643,492	67,934,288
Life Storage, Inc., REIT	1,052,056	125,604,966
Medical Properties Trust, Inc., REIT	4,023,964	87,682,175
Spirit Realty Capital, Inc., REIT	1,183,045	47,522,918
Sun Communities, Inc., REIT	699,739	106,325,341
VICI Properties, Inc., REIT	3,913,586	99,796,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	1,167,977	$82,435,817
		$748,358,319
Restaurants – 1.1%
Aramark	1,837,156	$70,693,763
Performance Food Group Co. (a)	581,449	27,682,787
Wendy's Co.	1,543,160	33,826,067
		$132,202,617
Specialty Chemicals – 3.2%
Ashland Global Holdings, Inc.	318,143	$25,196,926
Axalta Coating Systems Ltd. (a)	3,050,380	87,088,349
Corteva, Inc.	2,519,104	97,539,707
DuPont de Nemours, Inc.	1,452,966	103,320,412
Univar Solutions, Inc. (a)	3,212,610	61,071,716
		$374,217,110
Specialty Stores – 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	851,416	$31,740,789
Tractor Supply Co.	263,128	36,990,534
Urban Outfitters, Inc. (a)	1,908,089	48,847,078
		$117,578,401
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	1,131,709	$47,328,070
Utilities - Electric Power – 7.9%
AES Corp.	4,834,612	$113,613,382
Ameren Corp.	1,054,333	82,301,234
CenterPoint Energy, Inc.	2,243,064	48,539,905
CenterPoint Energy, Inc. (a)(z)	1,532,649	33,166,524
CMS Energy Corp.	1,797,759	109,681,277
Edison International	1,160,629	72,910,714
Eversource Energy	1,323,712	114,514,325
PG&E Corp. (a)	10,354,944	129,022,602
Pinnacle West Capital Corp.	1,372,094	109,698,915
Public Service Enterprise Group, Inc.	2,053,683	119,729,719
		$933,178,597
Total Common Stocks		$11,677,383,874
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.1% (v)	78,533,417	$78,533,417
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.1% (j)	41,000,749	$41,000,749

Other Assets, Less Liabilities – (0.3)%		(32,804,342)
Net Assets – 100.0%		$11,764,113,698
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $78,533,417 and $11,718,384,623, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc.	5/07/20	$24,644,996	$33,166,524
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,403,407,154	$33,166,524	$—	$11,436,573,678
Netherlands	102,673,711	—	—	102,673,711
United Kingdom	77,991,225	—	—	77,991,225
Canada	60,145,260	—	—	60,145,260
Mutual Funds	119,534,166	—	—	119,534,166
Total	$11,763,751,516	$33,166,524	$—	$11,796,918,040

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$118,631,462	$332,846,247	$372,944,292	$11,029	$(11,029)	$78,533,417
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,926	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.